Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings (Loss) Per Share [Abstract]
Schedule of Earnings (Loss) Per Share
	Six months ended June 30, 2025
		Weighted average
	Amount after tax	number of ordinary shares outstanding	Earnings/ (loss) per share
Basic/ diluted loss per share
Loss attributable to the parent (Note 1)	$(8,503,060)	19,819,284	$(0.43)

	Six months ended June 30, 2024
		Weighted average
	Amount after tax	number of ordinary shares outstanding	Earnings per share
Basic earnings per share
Profit attributable to the parent	$1,611,588	9,330,948	$0.17
Diluted earnings per share (Note 2)
Assumed conversion of all dilutive potential ordinary shares
- Employees’ equity compensation	-	107,710
- Warrants	-	969,822
- Share-based payment	-	5,390
Profit attributable to ordinary shareholders of the parent plus assumed conversion of all dilutive potential ordinary shares	$1,611,588	10,413,870	$0.15

Note 1:	Warrants, employee share options and restricted stock units were excluded in the computation of diluted loss per share for the six months ended June 30, 2025, as they were anti-dilutive. The number of shares that were excluded from the loss per share calculation above for the six months ended June 30, 2025, that could be dilutive in the future was 1,627,074.

Note 2:	Convertible preference shares and private warrants were excluded in the computation of diluted loss per share for the six months ended June 30, 2024. The number of shares that were excluded from the loss per share calculation above for the six months ended June 30, 2024 could be dilutive in the future were 3,913,134.